Provisions	12 Months Ended
Mar. 31, 2025
Other provisions [abstract]
Provisions	26. Provisions

Provisions are recognised where a legal or constructive obligation exists at the reporting date, as a result of a past event, where the outflow of economic benefit is probable and where the amount of the obligation can be reliably estimated.

Provisions are recognised for the costs of environmental remediation; decommissioning costs for certain assets that we are required to remove at the end of their useful economic lives; restructuring costs; and for certain other situations where the above thresholds are met.
Long-term provisions are measured based on management’s best estimates of the likely cash flows, discounted at an appropriate discount rate.
The unwinding of the discount is included within the income statement within finance costs. Short-term provisions are measured at the expected cash outflow and are not discounted.

	Environmental £m	Decommissioning £m	Other £m	Total provisions £m
At 1 April 2023	1,891	297	454	2,642
Exchange adjustments	(37)	(2)	(8)	(47)
Additions[1]	600	34	138	772
Unused amounts reversed	(18)	(7)	(100)	(125)
Adjustment for change in discount rate	4	29	—	33
Unwinding of discount	85	11	6	102
Utilised	(107)	(9)	(149)	(265)
Reclassification to held for sale (note 10)	—	—	(3)	(3)
At 31 March 2024	2,418	353	338	3,109
Exchange adjustments	(47)	(5)	(1)	(53)
Additions	60	45	211	316
Unused amounts reversed	(126)	(8)	(16)	(150)
Adjustment for change in discount rate²	(82)	7	—	(75)
Unwinding of discount	105	13	5	123
Utilised	(139)	(6)	(58)	(203)
Reclassification to held for sale (note 10)	(17)	—	(1)	(18)
At 31 March 2025	2,172	399	478	3,049

	2025	2024
	£m	£m
Current	357	298
Non-current	2,692	2,811
	3,049	3,109
1.Included within prior year additions was a £496 million increase in provision related to changes in the scope of work required on the Group’s clean-up operations on the Gowanus Canal and nearby legacy MGP sites in Brooklyn, New York. These arose from remediation design changes as communicated in the prior year by US environmental agencies.
2.In the year, US environmental provisions decreased by £82 million as a result of the change in the real discount rate from 1.5% to 2.0%.
26. Provisions continued
Environmental provisions
We recognise environmental provisions for the estimated restoration and remediation costs relating to a number of sites owned and managed by subsidiary undertakings, together with certain US sites that National Grid no longer owns. The environmental provision is as follows:

	2025			2024
	Discounted £m	Real undiscounted £m	Real discount rate	Discounted £m	Real undiscounted £m	Real discount rate
UK sites	107	115	1.0%	108	118	1.0%
US sites	2,065	2,440	2.0%	2,310	2,579	1.5%
	2,172	2,555		2,418	2,697
Remediation expenditure in the US is expected to be incurred until 2082, of which the majority relates to three Superfund sites (being sites where hazardous substances are present as a result of the historical operations of manufacturing gas plants previously owned or operated by the Group or its predecessor companies in Brooklyn, New York). The weighted average duration of the forecasted cash flows is 10 years. Under the terms of our rate plans, we are entitled to recovery of environmental clean-up costs from rate payers.
Remediation expenditure in the UK relates to old gas manufacturing sites and also to electricity transmission sites. Cash flows are expected to be incurred until 2070.
The real undiscounted amount is management’s best estimate of the actual cash flows that will be required. The provisions are calculated based on these cash flows discounted at the appropriate real discount rate for the jurisdiction, which is determined using the relevant government bond yield curve and the weighted average life of the provisions.
Numerous estimation uncertainties affect the calculation of these provisions, including the impact of and possibility of changes to regulatory requirements, the accuracy of site surveys, unexpected contaminants, the scope of remediation work, transportation costs, the impact of alternative technologies, the expected timing, cost and duration of cash flows, and changes in the real discount rate. These provisions incorporate our best estimate of the financial effect of these uncertainties, but future changes in any of the assumptions could materially impact the calculation of the provision.
Changes in the provision arising from revised estimates, discount rates or changes in the expected timing of expenditure are recognised in the income statement. A sensitivity of the impact of changes to the US environmental provision real discount rate and changes in estimated future cash flows is shown in note 35. The facts and circumstances relating to particular cases are evaluated regularly in determining whether an environmental provision should be revised (see note 30).
Decommissioning provisions
We recognise provisions for decommissioning costs for various assets we are required to remove at the end of their lives, including the safe removal of asbestos for certain of our generation units and the restoration of seabeds in respect of our interconnectors. Provisions to decommission significant portions of our regulated transmission and distribution assets are not recognised where no legal obligations exist and where a realistic alternative exists to incurring costs to decommission the assets at the end of their lives.
An initial estimate of decommissioning costs attributable to property, plant and equipment is recorded as part of the cost of the related property, plant and equipment. Changes in the provision arising from revised estimates, discount rates or changes in the expected timing of expenditure that relates to property, plant and equipment are recorded as adjustments to their carrying value and depreciated prospectively over their remaining estimated useful economic lives. Expenditure is expected to be incurred until 2109.
Other provisions
Included within other provisions at 31 March 2025 are the following amounts:
•£172 million (2024: £170 million) of estimated liabilities in respect of past events insured by subsidiary undertakings and policy excesses incurred by operating companies. Estimates are based on experience from previous years. We expect that cash flows will be incurred until
2041; and
•£159 million (2024: £76 million) of estimated liabilities in respect of interconnector excess revenues which will be repayable in future reporting periods in accordance with the cap and floor regime agreed with Ofgem (see note 3(f)). These estimates are based on the respective interconnectors’ performance against their cumulative caps and cash outflows will be required to settle these liabilities by the financial year ending 31 March 2028.